Borrowings - Composition of the Borrowings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 2,436,846	R$ 4,521,503	R$ 189,427
106.6% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 0	2,513,021
Borrowings, adjustment to interest rate basis	106.60%
109.9% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 0	762,078
Borrowings, adjustment to interest rate basis	109.90%
105.5% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 0	350,168
Borrowings, adjustment to interest rate basis	105.50%
110.2% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 0	252,287
Borrowings, adjustment to interest rate basis	110.20%
105.0% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 0	643,949
Borrowings, adjustment to interest rate basis	105.00%
107.0% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 989,076	0
Borrowings, adjustment to interest rate basis	107.00%
102.9% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 800,454	0
Borrowings, adjustment to interest rate basis	102.90%
104.5% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 647,316	R$ 0
Borrowings, adjustment to interest rate basis	104.50%